Acquisitions (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended
	Dec. 10, 2014	Apr. 18, 2016	Oct. 28, 2015	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2016
Business Acquisition [Line Items]
Purchase price allocated to goodwill				$ 25,561	$ 25,561
Silicom Denmark [Member]
Business Acquisition [Line Items]
Aggregate purchase price in cash	$ 10,161
Contingent consideration	$ 4,683
Total obligation the company paid						$ 1,463
Percentage of contingent consideration paid in cash						90.00%
Percentage of contingent consideration paid in options to ordinary shares						10.00%
Aggregate options granted		22,795
ADI Engineering, Inc. [Member]
Business Acquisition [Line Items]
Aggregate purchase price in cash			$ 10,000
Contingent consideration			7,802
Total purchase price			17,802
Purchase price allocated to tangible assets			222
Purchase price allocated to intangibles assets			4,261
Purchase price allocated to goodwill			$ 13,319
Term of options			three yearly payments
Period of recognized goodwill deducted for income tax purposes			10 years